Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 641	$ 667
Accumulated Amortization	490	516
Net Carrying Value	151	151
Indefinite lived intangible assets
Intangible assets under development	0	1
Total intangible assets
Total intangible asset, Gross Carrying Amount	641	668
Total intangible asset, Accumulated Amortization	490	516
Total Intangible Asset, Net Carrying Value	151	152
Patents & licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	146	179
Accumulated Amortization	117	144
Net Carrying Value	$ 29	$ 35
Weighted Average Remaining Life	5 years	5 years 7 months 6 days
Total intangible assets
Total intangible asset, Accumulated Amortization	$ 117	$ 144
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	139	157
Accumulated Amortization	139	156
Net Carrying Value	0	$ 1
Weighted Average Remaining Life		1 month 6 days
Total intangible assets
Total intangible asset, Accumulated Amortization	139	$ 156
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0	2
Accumulated Amortization	0	2
Net Carrying Value	0	0
Total intangible assets
Total intangible asset, Accumulated Amortization	0	2
Computer software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	356	329
Accumulated Amortization	234	214
Net Carrying Value	$ 122	$ 115
Weighted Average Remaining Life	2 years 1 month 6 days	2 years 9 months 18 days
Total intangible assets
Total intangible asset, Accumulated Amortization	$ 234	$ 214